SUPPLEMENT DATED JANUARY 28, 2025 TO THE VARIABLE ANNUITY PROSPECTUSES
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              AMERICAN GENERAL LIFE INSURANCE COMPANY
                    VARIABLE SEPARATE ACCOUNT
               Polaris Advantage Variable Annuity
             Polaris Select Investor Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                  FS VARIABLE SEPARATE ACCOUNT
                Polaris Advantage Variable Annuity
              Polaris Select Investor Variable Annuity
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This notice informs the owners of the variable annuity contracts listed above of the expected reorganization of the Underlying Funds listed below. You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about April 28, 2025 ("Effective Date"), certain Underlying Funds of Seasons Series Trust and SunAmerica Series Trust (the "Target Underlying Funds") will be reorganized into the Underlying Funds of SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below.

The Target Underlying Fund SA PIMCO VCP Tactical Balanced Portfolio available for contract owners of Polaris Advantage Variable Annuity will be reorganized into the Acquiring Underlying Fund SA VCP Dynamic Allocation Portfolio as listed in the table below.


---------------------------------------------  -------------------------------
Target Underlying Funds                            Acquiring Underlying Fund
       Advisor                                            Advisor
Subadvisor (if applicable)                         Subadvisor (if applicable)
---------------------------------------------  --------------------------------

SA PIMCO VCP Tactical Balanced Portfolio
- Class 3                                         SA VCP Dynamic Allocation
SunAmerica Asset Management, LLC               SunAmerica Asset Management, LLC
Pacific Investment Management Company, LLC           AllianceBernstein L.P.
---------------------------------------------  -------------------------------

The Target Underlying Funds SA T. Rowe Price Growth Stock, SA BlackRock VCP Global Multi Asset Portfolio and SA PIMCO VCP Tactical Balanced Portfolio available for contract owners of Polaris Select Investor Variable Annuity will be reorganized into the Acquiring Underlying Funds as shown in the table below.


---------------------------------------------  --------------------------------
Target Underlying Funds                            Acquiring Underlying Fund
       Advisor                                            Advisor
Subadvisor (if applicable)                         Subadvisor (if applicable)
---------------------------------------------  --------------------------------
SA T. Rowe Price Growth Stock Portfolio             SA MFS Blue Chip Growth
- Class 3                                             Portfolio - Class 3
T. Rowe Price Associates, Inc.                 Massachusetts Financial Services
                                                           Company
---------------------------------------------  --------------------------------
SA BlackRock VCP Global Multi Asset Portfolio
- Class 3
SunAmerica Asset Management, LLC                  SA VCP Dynamic Allocation
BlackRock Investment Management, LLC                Portfolio - Class 3
---------------------------------------------     AllianceBernstein L.P.
SA PIMCO VCP Tactical Balanced Portfolio
- Class 3
SunAmerica Asset Management, LLC
Pacific Investment Management Company, LLC
---------------------------------------------  --------------------------------


On the Effective Date, the shares of the Target Underlying Funds will be exchanged for the same class of shares of the corresponding Acquiring Underlying Funds, the total value of which will be equal to the total value of the shares of the Target Underlying Funds you hold on the Effectiveness Date.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.